CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME
Interest income on loans	¥ 44,797	¥ 20,627	¥ 105,570
Interest expense
Interest expenses on loans	(21,296)	21,374	21,909
Business related taxes and surcharges	(405)	(452)	(304)
Total interest expense	(21,701)	(21,826)	(22,213)
Net interest income/(loss)	23,096	(1,199)	83,357
Credit impairment losses	(42,420)	119,078	(55,264)
Net interest income/(loss) after credit impairment losses	(19,324)	(120,277)	28,093
Non-interest and other income	0	387	21
Operating costs and expenses
Sales and marketing	514	293	170
General and administrative	(10,506)	(7,889)	(8,090)
Total operating costs and expenses	(11,020)	(8,182)	(8,260)
Profit/(loss) before income taxes	(30,344)	(128,072)	19,854
Income tax expense	0	0	0
Net profit/(loss)	(30,344)	(128,072)	19,854
Net profit/(loss) attributable to:
Equity holders of the Company	(24,275)	(102,458)	15,883
Non-controlling interest	(6,069)	(25,614)	3,971
Net profit loss)	(30,344)	(128,072)	19,854
Other comprehensive income/(loss) for the year
Net profit(loss)	(30,344)	128,072	19,854
Total currency translation differences arising from consolidation	(325)	(71)	(177)
Total comprehensive income/(loss) for the year	(30,669)	(128,001)	19,677
Total comprehensive income/(loss) attributable to:
Equity holders of the Company	(24,535)	(102,401)	15,742
Non-controlling interests	(6,134)	25,600	(3,935)
Total comprehensive income/(loss)	¥ (30,669)	¥ (128,001)	¥ (19,677)
Basic and diluted earnings per share for the profit/(loss) attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ (0.02)	¥ (0.10)	¥ 0.02
Weighted average number of shares outstanding in the year	1,003,303,952	1,002,201,016	1,001,575,455